CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 42,395		$ 42,519	$ 23,838		$ 31,770
Restricted cash - current asset	6,519		8,410	8,771		7,198
Restricted cash - non-current asset	10,991		10,991	10,565		12,095
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 59,905	$ 56,214	$ 61,920	$ 43,174	$ 46,180	$ 51,063